NOTE 15 - Income taxes: Schedule of Components of the income or loss before the provision for income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Net loss before tax	$ (12,905)	$ (12,564)
Canada
Net loss before tax	(7,542)	(4,862)
Israel
Net loss before tax	(5,125)	(7,845)
United States
Net loss before tax	(238)	143
Total
Net loss before tax	$ (12,905)	$ (12,564)